7.	Transactions with Affiliates

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the year from October 1, 2019 through June 30, 2020. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

Intrepid Capital Fund
Issuer Name	Share Balance as of October 1, 2019	Additions	Reductions	Share Balance as of June 30, 2020	Dividend Income	Realized Loss	Unrealized Appreciation	Value as of June 30, 2020	Cost as of June 30, 2020
Protective Insurance Corp. -Class B (a)	171,072	—	(171,072)	—	17,107	(1,317,536)	1,076,214	—	—

					$17,107	$(1,317,536)	$1,076,214	$—	$—
Intrepid Endurance Fund
Issuer Name	Share Balance as of October 1, 2019	Additions	Reductions	Share Balance as of June 30, 2020	Dividend Income	Realized Loss	Unrealized Appreciation	Value as of June 30, 2020	Cost as of June 30, 2020
Protective Insurance Corp. -Class B (a)	188,297	—	(188,297)	—	25,530	(1,499,023)	981,665	—	—

					$25,530	$(1,499,023)	$981,665	$—	$—
Intrepid Disciplined Value Fund
Issuer Name	Share Balance as of October 1, 2019	Additions	Reductions	Share Balance as of June 30, 2020	Dividend Income	Realized Loss	Unrealized Appreciation	Value as of June 30, 2020	Cost as of June 30, 2020
Protective Insurance Corp. -Class B (a)	87,596	7,112	(94,708)	—	13,076	(618,668)	434,353

					$13,076	$(618,668)	$434,353	$—	$—

(a)	Security is no longer an affiliated company at June 30, 2020.